Land use right, net (Tables)	12 Months Ended
Dec. 31, 2023
Land use right, net
Schedule of land use right, net

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	14,227
Less: Accumulated amortization	(8,417)	(10,478)	(1,476)
Net book value	92,590	90,529	12,751